Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
13.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	December 31, 2020	December 31, 2019
Electronic equipment	$137,046	$136,983
Vehicles	239,641	253,108
Office equipment	27,215	36,919
Leasehold improvements	49,618	46,464
Building	-	840,241
Less: Accumulated depreciation	(388,447)	(461,190)
	$65,073	$852,525

Depreciation expenses totaled $73,894, $15,184, and $15,897 for the years ended December 31, 2020, 2019 and 2018, respectively. During the year, the Company disposed of the building and recorded a gain of 137,624.